MUSIC INVENTORY (Tables)	15 Months Ended
Aug. 31, 2024
Inventory Disclosure [Abstract]
Schedule of music inventory

	August 31, 2024	May 31, 2024
Digital music acquired for use in operations – at cost	$22,268	$22,268
Accumulated depreciation	(21,626)	(21,533)
Music inventory – net	$642	$735